Financial Instruments and Risk Management - Schedule of Foreign Currency Risk Based on the Carrying Amounts (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
CNY [Member]
Financial assets in foreign currencies
Cash and bank balances | ¥		¥ 2,077		¥ 2,116
Financial liabilities in foreign currencies
Trade payables | ¥		(407,217)		(1,432,416)
Other payables | ¥
Total | ¥		¥ (407,217)		¥ (1,432,416)
USD [Member]
Financial assets in foreign currencies
Cash and bank balances | $	$ 3,106,083		$ 2,117,602
Financial liabilities in foreign currencies
Trade payables | $			(870,994)
Other payables | $	(47,244)		(47,244)
Total | $	$ (13,708,673)		$ (918,237)